Summary of significant accounting policies (Effect of change in estimate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effect of change in estimate:
Gross profit	$ 357,988,313	$ 272,990,106	$ 242,165,556
Net income	$ 72,977,548	$ 66,482,107	$ 48,515,730
Basic	$ 0.55	$ 0.47	$ 0.32
Diluted	$ 0.53	$ 0.45	$ 0.29
Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Percentage completion	36.50%
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Gross profit	$ 61,200,000	$ 52,100,000	$ 10,800,000
Net income	$ 45,900,000	$ 39,100,000	$ 8,100,000
Basic	$ 0.34	$ 0.27	$ 0.05
Diluted	$ 0.33	$ 0.27	$ 0.05